Document and Entity Information	22 Months Ended
Nov. 07, 2016
Document and Entity Information
Entity Registrant Name	BATS Global Markets, Inc.
Entity Central Index Key	0001659228
Document Type	8-K
Document Period End Date	Nov. 07, 2016
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY